SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Trade and other payable
In-kind contributions	$ 1,163,384	$ 1,580,556	$ 714,359
Total	(32,375,284)	(42,163,720)	(16,786,191)
Joint ventures
Trade and other payable
Sales of goods and services	27,945,312	25,585,104	9,404,716
Purchases of goods and services	(60,847,857)	(62,876,997)	(23,395,323)
Equity contributions		(3,000)	(3,033,582)
Key management personnel
Trade and other payable
Sales of goods and services	691,879
Salaries, social security benefits and other benefits	5,002,881	4,042,348	3,376,292
Loans granted			664,398
Interest gain			9,782
Shareholders and other related parties
Trade and other payable
Sales of goods and services	6,381,641	844,587	572,110
Purchases of goods and services	(2,249,940)	(2,904,956)	(3,092,506)
Net loans granted / (cancelled)		421,691
Interest gain	5,753	42,813
In-kind contributions	1,163,384	1,580,556	714,359
Parents companies and related parties to Parents
Trade and other payable
In-kind contributions	$ (462,575)	$ (817,170)	(1,219,776)
Interest gain/(lost)			$ (101,241)